Schedule of Investments (unaudited) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$4,200	$4,116,932
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53(b)	3,315	3,379,043
Series B, 4.00%, 12/01/51	6,005	5,406,253
Series B-1, 5.00%, 05/01/53	8,540	8,393,462

		21,295,690

Arizona — 3.8%
Arizona Industrial Development Authority, RB
4.00%, 07/01/29(c)	500	471,579
4.38%, 07/01/39(c)	1,015	875,867
Series A, 3.55%, 07/15/29(c)	1,155	1,048,592
Series A, 5.00%, 07/01/39(c)	855	786,125
Series A, 5.00%, 07/01/49(c)	965	831,276
Series A, 4.00%, 02/01/50	10,000	7,923,290
Series A, 5.00%, 07/01/54(c)	745	626,196
Series B, 4.25%, 07/01/27(c)	325	314,871
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/36	4,000	3,962,596
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.75%, 07/01/24(c)	325	326,482
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/25	300	300,074
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(c)	300	293,300
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(c)	825	658,892
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	295	276,244
5.00%, 07/01/39(c)	360	329,257
5.00%, 07/01/54(c)	820	694,962
Series A, 5.00%, 09/01/32	1,000	1,025,977
Series A, 5.00%, 09/01/33	800	816,332
Series A, 5.00%, 09/01/34	1,000	1,015,214
Series A, 5.00%, 01/01/38	3,000	3,054,762
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	700,747
AMT, 5.00%, 07/01/32	1,925	1,926,848
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/45	4,970	4,437,291

		32,696,774

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(c)	2,245	1,760,980
City of Benton Arkansas, RB, (AGM), 5.00%, 06/01/29	1,055	1,078,040
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,388,867

		5,227,887

California — 16.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/31	8,080	8,156,211

Security	Par (000)	Value

California (continued)
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	$2,750	$2,678,945
California Community Housing Agency, RB, M/F Housing(c)
3.00%, 08/01/56	215	126,062
Series A, 5.00%, 04/01/49	370	301,994
Series A-2, 4.00%, 08/01/47	2,380	1,628,858
California Housing Finance Agency, RB, M/F Housing, Class A, 3.25%, 08/20/36	2,155	1,763,801
California Municipal Finance Authority, RB
Series A, 4.00%, 10/01/29(c)	420	378,183
Series A, 3.00%, 02/01/46	485	328,631
Series A, 4.00%, 02/01/51	375	293,666
California School Finance Authority, RB, 5.00%, 08/01/42(c)	875	819,085
California State Public Works Board, RB
Series I, 5.50%, 11/01/30	4,500	4,598,973
Series I, 5.50%, 11/01/33	2,000	2,043,516
California State University, Refunding RB, Series A, 5.00%, 11/01/42	3,500	3,598,724
City of Campbell California, GO, Election 2018, 4.00%, 09/01/50	3,025	2,590,196
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	8,500	7,350,077
City of Los Angeles Department of Airports Refunding, ARB, Series D, AMT, 4.00%, 05/15/41	7,000	6,001,849
City of Los Angeles Department of Airports, ARB, AMT, 5.00%, 05/15/47	4,000	3,983,908
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/39	355	313,684
AMT, 4.00%, 05/15/40	390	340,831
AMT, 4.00%, 05/15/41	450	388,245
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	1,110	685,337
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	11,043,059
CSCDA Community Improvement Authority, RB, M/F Housing(c)
5.00%, 09/01/37	185	161,802
4.00%, 10/01/56	600	439,171
4.00%, 12/01/56	300	191,905
Series A, 4.00%, 06/01/58	3,585	2,620,061
Senior Lien, 3.13%, 06/01/57	1,005	607,563
Series A, Senior Lien, 4.00%, 12/01/58	4,050	2,750,298
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(d)	10,285	11,174,064
Series B-2, Subordinate, 0.00%, 06/01/66(e)	6,675	549,826
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/52	5,715	5,956,750
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,291,393
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	6,155	5,106,496

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	$2,705	$2,726,337
Riverside County Transportation Commission, Refunding RB
2nd Lien, 4.00%, 06/01/47	590	478,038
Class B1, Senior Lien, 4.00%, 06/01/46	1,870	1,562,507
Class B1, Senior Lien, 3.00%, 06/01/49	410	265,382
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,195	916,733
San Diego County Regional Airport Authority, Refunding ARB
AMT, Subordinate, 5.00%, 07/01/33	1,030	1,023,518
AMT, Subordinate, 5.00%, 07/01/34	1,000	987,011
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	6,370	6,385,167
Series A, AMT, 5.00%, 05/01/38	3,040	2,991,834
Series A, AMT, 5.00%, 05/01/44	3,430	3,322,391
Series A, AMT, 5.00%, 05/01/47	7,855	7,483,270
Santa Cruz County Capital Financing Authority, RB, Series A, 4.00%, 06/01/46	3,990	3,343,029
State of California, GO, 5.50%, 04/01/28	15	15,028
State of California, Refunding GO
4.00%, 03/01/36	10,775	10,498,783
4.00%, 09/01/42	5,000	4,695,250
Transbay Joint Powers Authority, TA, Series A, 5.00%, 10/01/37	1,000	1,005,722

		139,963,164

Colorado — 2.3%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	2,741,853
Series A, AMT, 5.50%, 11/15/30	1,040	1,055,711
Series A, AMT, 5.50%, 11/15/31	1,250	1,268,722
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/32	5,000	5,092,995
Series A, AMT, 4.13%, 11/15/53	2,185	1,742,094
Series A, AMT, 5.50%, 11/15/53	2,310	2,344,791
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	1,000	1,011,988
5.50%, 11/01/47	620	626,873
5.25%, 11/01/52	1,555	1,526,609
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/34	1,500	1,526,973
Series A, 5.00%, 07/01/38(d)	270	270,091
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	506,853
Thompson Crossing Metropolitan District No.4, Refunding GO, 3.50%, 12/01/29	515	448,140

		20,163,693

Connecticut — 2.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,190	931,500
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/30(c)	130	127,259

Security	Par (000)	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB (continued)
Series A, 4.00%, 07/01/51	$4,500	$3,548,335
Series A-1, 5.00%, 10/01/54(c)	235	200,133
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45	5,000	4,792,680
Series G-1, 5.00%, 07/01/27(c)	100	97,700
Series G-1, 5.00%, 07/01/28(c)	100	96,926
Series G-1, 5.00%, 07/01/29(c)	100	96,110
Series G-1, 5.00%, 07/01/30(c)	100	95,400
Series G-1, 5.00%, 07/01/32(c)	150	141,269
Series G-1, 5.00%, 07/01/34(c)	125	116,355
State of Connecticut, GO
Series A, 5.00%, 04/15/30	5,000	5,324,325
Series A, 5.00%, 04/15/31	4,000	4,240,008
Series A, 5.00%, 04/15/34	1,185	1,251,251
Series C, 5.00%, 06/15/38	700	739,483
Series C, 4.00%, 06/15/39	300	275,471
Series C, 4.00%, 06/15/41	300	270,244
Series C, 5.00%, 06/15/42	635	662,835

		23,007,284

Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	846,229
Series A, 5.00%, 07/01/30	1,030	983,046
Series A, 5.00%, 07/01/31	750	710,578
Series A, 5.00%, 07/01/32	375	353,116
Series A, 5.00%, 07/01/33	1,190	1,113,670

		4,006,639

District of Columbia — 0.7%
District of Columbia, RB, Class A, AMT, 5.50%, 02/28/37	880	883,544
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/46	5,000	4,875,595

		5,759,139

Florida — 7.2%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/52	2,745	2,598,637
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/31	1,500	1,476,432
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	500	489,175
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(c)	945	744,394
Series A, 4.00%, 06/15/29(c)	585	533,248
Series A, 5.00%, 12/15/29	400	403,091
Series A, 5.00%, 06/01/45(c)	850	683,528
Series A, 5.50%, 06/01/57(c)	305	248,539
Series SE, 3.00%, 07/01/31(c)	125	107,294
Series SE, 4.00%, 07/01/41(c)	285	220,766
Series SE, 4.00%, 07/01/51(c)	335	235,142
Series SE, 4.00%, 07/01/56(c)	280	189,452
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(c)	895	879,090
County of Miami-Dade Seaport Department, ARB(d)
Series B, AMT, 6.00%, 10/01/23	8,835	9,021,224

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(d) (continued)
Series B, AMT, 6.25%, 10/01/23	$1,405	$1,438,903
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	4,535,212
County of Osceola Florida Transportation Revenue, Refunding RB(e)
Series A-2, 0.00%, 10/01/28	500	372,819
Series A-2, 0.00%, 10/01/29	800	564,542
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/35	3,100	3,048,661
Series A, 5.00%, 08/15/31	1,000	1,015,298
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	332,581
Series A-1, 4.00%, 11/01/40	1,080	881,875
Series A-1, 4.13%, 11/01/50	385	295,027
Series A-2, 3.63%, 11/01/30	175	157,304
Series A-2, 4.00%, 11/01/40	350	285,793
Series A-2, 4.13%, 11/01/50	380	291,195
Florida Development Finance Corp., RB(c) 6.50%, 06/30/57	1,270	1,161,658
AMT, 5.00%, 05/01/29	3,080	2,884,873
Florida Development Finance Corp., Refunding RB
5.00%, 06/01/31	450	407,769
5.00%, 06/01/35	225	197,059
Series C, 5.00%, 09/15/50(c)	475	396,443
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	879,811
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	590	540,762
Hills Minneola Community Development District, SAB, 3.50%, 05/01/31(c)	1,100	999,146
Hillsborough County Aviation Authority, Refunding RB(d)
Series A, AMT, 5.25%, 10/01/23	3,255	3,300,358
Sub-Series A, AMT, 5.50%, 10/01/23	5,360	5,446,618
Lakewood Ranch Stewardship District, SAB
3.60%, 05/01/24	205	202,149
4.30%, 05/01/27(c)	520	508,984
3.80%, 05/01/29	595	557,197
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	85	85,035
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	435	269,459
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,146,178
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	470	467,223
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	317,423
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	715	654,303
Series A, 5.00%, 11/01/52	1,020	918,806
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/29	1,785	1,798,673

Security	Par (000)	Value

Florida (continued)
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/33	$610	$600,082
Seminole Improvement District, RB
5.00%, 10/01/32	265	252,325
5.30%, 10/01/37	300	278,938
Southern Groves Community Development District No.5, Refunding SAB, 3.25%, 05/01/29	290	265,235
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(f)(g)	142	90,783
Talavera Community Development District, SAB
3.50%, 05/01/25	280	273,633
3.85%, 05/01/30	540	492,958
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	168,906
Village Community Development District No.14, SAB, 5.50%, 05/01/53	2,020	2,027,165

		62,639,174

Georgia — 4.5%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	8,573,364
Cobb County Kennestone Hospital Authority, Refunding RB, 5.00%, 04/01/32	1,250	1,278,724
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	740	617,514
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/36	1,750	1,508,318
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 2.75%, 12/01/35	3,000	2,383,884
Georgia Ports Authority, ARB, 4.00%, 07/01/47	2,500	2,117,200
Main Street Natural Gas Inc., RB
Series A, 5.50%, 09/15/28	2,500	2,536,935
Series A, 5.00%, 05/15/33	5,000	4,912,350
Series A, 5.00%, 05/15/34	5,250	5,134,316
Series C, 4.00%, 03/01/50(a)	2,280	2,177,731
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/34	700	698,933
5.00%, 01/01/35	1,225	1,214,161
Series A, 5.00%, 07/01/52	3,160	2,937,940
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 5.00%, 01/01/34	2,295	2,321,714
Sub-Series A, 5.00%, 01/01/35	925	931,240

		39,344,324

Hawaii — 1.1%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	5,588,703
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,366,049
AMT, 5.25%, 08/01/26	2,500	2,529,278

		9,484,030

Idaho — 2.1%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	10,000	8,356,970
Series A, 5.00%, 12/01/47	5,000	4,788,815
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	2,355	1,414,199
Idaho Housing & Finance Association, RB 5.00%, 08/15/41	1,425	1,507,768

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association, RB (continued)
5.00%, 08/15/42	$565	$595,668
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,160	993,786
(GTD), 4.00%, 05/01/52	905	723,013

		18,380,219

Illinois — 16.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,825	2,685,829
Series A, 5.00%, 12/01/40	720	653,625
Series A, 5.00%, 12/01/47	2,750	2,370,374
Chicago Board of Education, Refunding GO
Series A, 0.00%, 12/01/25(e)	815	712,238
Series A, 5.00%, 12/01/30	3,065	2,989,157
Series C, 5.00%, 12/01/26	4,730	4,690,944
Series D, 5.00%, 12/01/26	4,185	4,161,430
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/32	5,000	5,007,930
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	8,020	7,648,056
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/30	6,500	6,515,490
Series A, AMT, 2nd Lien, 5.50%, 01/01/32	7,775	7,792,836
Chicago O’Hare International Airport RB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	4,360	4,406,983
Chicago O’Hare International Airport Refunding RB, Series E, Senior Lien, (AGM), 4.00%, 01/01/40	5,000	4,438,040
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,630	2,676,796
Chicago O’Hare International Airport, Refunding ARB
Series C, AMT, Senior Lien, 5.25%, 01/01/28	1,350	1,353,255
Series C, AMT, Senior Lien, 5.25%, 01/01/29	3,020	3,027,088
Chicago O’Hare International Airport, Refunding RB
Series B, 5.00%, 01/01/32	3,745	3,838,221
Series A, Senior Lien, 4.00%, 01/01/37	3,820	3,470,978
Series B, Senior Lien, 5.00%, 01/01/35	4,400	4,509,322
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 5.00%, 12/01/57	1,000	922,172
Series A, Senior Lien, 4.00%, 12/01/49	6,190	4,838,636
Cook County Community College District No.508, GO, 5.13%, 12/01/38	1,000	1,002,076
Illinois Finance Authority, RB
4.00%, 07/01/40	4,870	4,466,365
Series A, 5.00%, 02/15/28	810	792,853
Series A, 5.00%, 02/15/29	400	389,762
Series A, 5.00%, 02/15/30	500	484,497
Series A, 5.00%, 02/15/31	500	481,616
Series A, 5.00%, 02/15/32	500	477,904
Illinois Finance Authority, Refunding RB
5.00%, 03/01/30	550	563,547
5.00%, 03/01/32	920	934,673
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/34	4,140	4,148,321
Series A, 5.00%, 01/01/40	5,000	5,092,885
Series A, 4.00%, 01/01/46	9,770	8,207,396
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	4,393,860
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,212,031

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB (continued)
4.00%, 06/15/50	$2,725	$2,052,301
State of Illinois, GO
5.25%, 07/01/29	5,000	5,008,385
5.00%, 04/01/31	1,000	995,451
5.00%, 05/01/31	5,010	5,012,866
5.00%, 11/01/34	5,000	4,854,660
5.50%, 05/01/39	15,000	15,077,580
5.75%, 05/01/45	2,000	2,033,386
Series D, 5.00%, 11/01/28	350	350,446
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	120,587

		146,862,848

Indiana — 0.3%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	550	462,995
Series A, 5.00%, 06/01/51	405	319,910
Series A, 5.00%, 06/01/56	360	277,628
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	1,270	1,208,881

		2,269,414

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,002,660
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/26	775	793,442

		7,796,102

Kansas — 0.2%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	2,000	1,654,356

Kentucky — 0.8%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(c)	815	657,773
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,500	5,942,157

		6,599,930

Louisiana — 0.1%
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	1,000	1,013,768

Maine — 0.2%
Finance Authority of Maine, Refunding RB
Series A-1, AMT, (AGM), 5.00%, 12/01/28	1,000	1,022,511
Series A-1, AMT, (AGM), 3.00%, 12/01/29	845	776,272

		1,798,783

Maryland — 2.5%
City of Baltimore Maryland, Refunding TA(c)
Series A, Senior Lien, 2.95%, 06/01/27	175	160,087
Series A, Senior Lien, 3.05%, 06/01/28	190	170,996
Series A, Senior Lien, 3.15%, 06/01/29	200	177,370
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(c)	285	256,286
City of Baltimore Massachusettsryland, RB, 5.00%, 06/01/51	820	735,729
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	2,500	2,436,202

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., Refunding RB
Series A, 5.00%, 06/01/29	$1,835	$1,900,537
Series A, 5.00%, 06/01/30	1,015	1,048,688
Series A, 5.00%, 06/01/31	1,000	1,029,496
Series A, 5.00%, 06/01/32	1,000	1,025,681
Maryland State Transportation Authority, Refunding RB, 4.00%, 07/01/50	15,000	12,428,325

		21,369,397

Massachusetts — 6.3%
Commonwealth of Massachusetts, GO
Series D, 4.00%, 02/01/46	5,000	4,449,390
Series E, 5.25%, 09/01/43(b)	20,000	20,989,580
Series G, 4.00%, 09/01/42	8,000	7,367,056
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/29	2,700	2,769,193
5.00%, 07/01/30	3,125	3,191,003
5.00%, 07/01/41	4,710	4,708,865
Series A, 5.00%, 01/01/31	1,730	1,748,224
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,020,697
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing, Series G, 3.45%, 12/01/30	3,100	2,940,601
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	207,021
Massachusetts School Building Authority, RB, Sub-Series B, 4.00%, 02/15/42	6,200	5,542,899

		54,934,529

Michigan — 2.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,023
City of Detroit Michigan, GO
5.00%, 04/01/26	265	265,391
5.00%, 04/01/27	210	209,476
5.00%, 04/01/28	235	233,299
5.00%, 04/01/29	235	232,008
5.00%, 04/01/30	180	176,730
5.00%, 04/01/31	265	258,910
5.00%, 04/01/32	225	218,788
5.00%, 04/01/33	295	285,662
Michigan Finance Authority, RB, 4.00%, 02/15/44	10,000	8,417,080
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,098,264
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.13%, 10/01/36	4,275	3,110,627
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,320,904
AMT, 5.00%, 12/31/33	2,000	1,910,300
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	440	430,881
5.00%, 11/15/34	490	468,941

		22,647,284

Minnesota — 0.9%
City of Minneapolis Minnesota, RB
4.00%, 06/01/30	150	143,750
4.00%, 06/01/31	50	47,522

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/33	$2,370	$2,422,491
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,026,074
Series A, 5.00%, 02/15/34	1,185	1,207,998
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(c)	200	190,095
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	2,420	2,342,030

		7,379,960

Mississippi — 1.5%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,902,202
(AGM), 6.75%, 12/01/33	2,350	2,428,250
(AGM), 6.88%, 12/01/40	6,405	6,608,718

		12,939,170

Missouri — 0.6%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	350	301,910
Kansas City Industrial Development Authority, ARB
AMT, 4.00%, 03/01/35	1,480	1,290,039
Class B, AMT, 5.00%, 03/01/54	2,840	2,639,749
St. Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	360	363,346
5.00%, 09/01/32	1,015	946,234

		5,541,278

Nebraska — 0.1%
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/30	800	818,914

Nevada — 1.6%
City of Las Vegas Nevada Special Improvement District No.814, SAB
3.50%, 06/01/28	160	151,089
3.25%, 06/01/30	350	310,980
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,090,580
County of Clark Nevada, Refunding GO, 4.00%, 07/01/47	10,000	8,699,810

		14,252,459

New Hampshire(c) — 0.2%
New Hampshire Business Finance Authority, RB, AMT, 2.95%, 04/01/29	1,000	865,069
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27	795	745,019

		1,610,088

New Jersey — 19.0%
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	1,655	1,656,152
New Jersey Economic Development Authority, RB 5.00%, 11/01/44	10,500	10,047,818
AMT, 5.50%, 01/01/26	1,500	1,512,035
AMT, 5.50%, 01/01/27	1,000	1,007,794
AMT, (AGM), 5.00%, 01/01/31	2,425	2,423,513
AMT, 5.38%, 01/01/43	7,000	6,621,867

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(d)	$1,750	$1,895,821
AMT, 5.00%, 10/01/26	2,135	2,162,300
AMT, 5.00%, 10/01/27	1,680	1,699,631
New Jersey Educational Facilities Authority, RB, 5.00%, 06/15/28	10,000	10,164,720
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	6,110	3,986,812
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	2,130	1,813,079
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 5.00%, 12/01/27	1,000	1,037,582
Series B, AMT, 5.00%, 12/01/28	1,000	1,029,331
Series B, AMT, 4.00%, 12/01/41	4,820	4,339,142
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,055,098
Series AA, 5.25%, 06/15/31	12,000	12,096,468
Series AA, 5.25%, 06/15/32	2,250	2,287,316
Series AA, 5.00%, 06/15/35	3,000	3,011,307
Series AA, 4.00%, 06/15/39	4,000	3,450,240
Series AA, 5.50%, 06/15/39	8,175	8,193,794
Series BB, 5.00%, 06/15/44	5,000	4,792,835
Series C, 5.25%, 06/15/32	10,000	10,142,440
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	1,695	1,741,706
Series A, 5.00%, 12/15/33	2,285	2,311,954
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	2,000	1,808,718
Series B, 5.00%, 01/01/46(b)	9,105	9,267,369
Series E, 5.00%, 01/01/32	12,000	12,340,704
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/23	630	633,289
Series A, 5.00%, 12/01/25	1,345	1,366,481
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	255,363
Series B, AMT, 5.00%, 01/01/30	200	203,959
Series B, AMT, 5.00%, 01/01/31	350	350,123
Series B, AMT, 5.00%, 01/01/32	425	422,087
State of New Jersey, GO
5.00%, 06/01/28	5,000	5,181,520
2.00%, 06/01/34	7,520	5,560,860
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	850	871,747
Series A, 5.00%, 06/01/33	220	221,956
Series A, 5.00%, 06/01/34	12,000	12,054,924
Sub-Series B, 5.00%, 06/01/46	15,000	13,742,145

		165,762,000

New Mexico — 0.5%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,510,366
Albuquerque Municipal School District No.12, GO, Series 2017, (SAW), 5.00%, 08/01/30	1,250	1,315,694

Security	Par (000)	Value

New Mexico (continued)
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	$170	$153,490
Series A, 5.00%, 05/15/39	310	268,788

		4,248,338

New York — 21.0%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,710	1,676,455
Series A, 5.00%, 06/01/35	415	401,681
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(c)	420	396,279
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	672,218
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,630	2,224,751
Series B, 5.25%, 10/01/39	1,750	1,869,651
Series B, 5.25%, 10/01/40	1,340	1,431,561
Series F-1, 4.00%, 03/01/47	3,645	3,142,602
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	813,282
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	7,005	6,975,929
Series B, 5.25%, 11/15/38	3,145	3,130,285
Series C, 5.00%, 11/15/38	4,450	4,303,791
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,257,246
Metropolitan Transportation Authority, Refunding RB, Series A, 4.00%, 11/15/51	2,250	1,857,537
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	4,365	3,638,014
New York City Industrial Development Agency, Refunding RB
Series A, (AGM), 3.00%, 01/01/36	1,000	800,694
Series-A, (AGM), 3.00%, 01/01/35	500	414,040
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	2,515	2,103,798
Series CC-1, 5.00%, 06/15/52	5,400	5,495,191
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	11,825	11,940,719
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Subordinate, 4.00%, 05/01/43	19,900	17,064,031
Series A-1, Subordinate, 4.00%, 08/01/48	3,795	3,192,407
Series C-3, Subordinate, 4.00%, 05/01/43	5,000	4,456,925
Series F-1, Subordinate, 5.00%, 02/01/47	2,690	2,737,904
Series F-1, Subordinate, 4.00%, 02/01/51	2,915	2,450,772
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(e)	7,650	2,592,256
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	6,970	4,770,087
Series 1, 2.75%, 02/15/44	3,000	1,994,562
Series 1, 5.00%, 11/15/44(c)	1,730	1,514,077
Series A, 2.88%, 11/15/46	12,020	7,541,252
Series A, 3.00%, 11/15/51	990	614,891
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	570	490,904
New York Power Authority, Refunding RB Series A, 4.00%, 11/15/50	3,000	2,565,981

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB (continued)
Series A, 4.00%, 11/15/55	$10,135	$8,512,751
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/32	3,060	3,124,358
Series A, 5.00%, 07/01/32	9,000	9,145,431
Series A, 4.00%, 03/15/46	10,000	8,651,210
Series A, 4.00%, 03/15/49	10,535	8,931,805
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/50	5,000	4,215,630
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	2,500	2,119,555
New York State Urban Development Corp., Refunding RB, Series A, 3.00%, 03/15/41	8,515	6,569,569
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/39	1,865	1,723,879
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	2,775	2,596,301
AMT, 5.00%, 10/01/35	1,870	1,811,293
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/40	1,475	1,293,357
Series 223, AMT, 4.00%, 07/15/41	1,850	1,600,683
Series 232, AMT, 4.63%, 08/01/52	1,290	1,152,223
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44 ..	1,770	1,159,545
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	3,855	4,044,550
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/37	4,400	4,498,520
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/44	4,290	4,533,346

		183,215,779

North Dakota — 0.2%
North Dakota Housing Finance Agency, RB, S/F Housing, Series B, 2.60%, 01/01/43	2,110	1,406,971

Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	2,710	2,157,989
Series B-2, Class 2, 5.00%, 06/01/55	8,355	7,013,496
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	1,550	1,378,945
Ohio Housing Finance Agency, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 2.70%, 09/01/46	5,800	4,083,177
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	11,145	11,212,929
Series A-1, Junior Lien, 5.25%, 02/15/32	2,250	2,263,714
State of Ohio, RB, 4.00%, 01/01/46	6,000	5,031,096
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(d)	25	25,755

		33,167,101

Oklahoma — 0.7%
Oklahoma City Public Property Authority, Refunding RB
5.00%, 10/01/27	1,190	1,247,188
5.00%, 10/01/28	1,265	1,325,583
5.00%, 10/01/29	1,400	1,466,426

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	$1,200	$1,103,274
Series B, 5.00%, 08/15/33	1,305	1,144,291

		6,286,762

Oregon — 0.2%
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	1,550	1,246,795

Pennsylvania — 5.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/23	160	159,438
5.00%, 05/01/28	835	821,780
Bucks County Industrial Development Authority, RB
5.00%, 07/01/35	1,100	1,010,171
5.00%, 07/01/36	1,250	1,140,554
4.00%, 07/01/46	145	101,956
4.00%, 07/01/51	100	65,545
Commonwealth Financing Authority, RB, 5.00%, 06/01/34	3,750	3,839,719
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/49	4,145	3,354,142
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/35	1,450	1,491,316
Series A-1, 4.00%, 04/15/36	1,545	1,427,070
AMT, 5.00%, 12/31/28	115	116,068
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/40	1,480	1,313,413
Series A, 4.00%, 02/15/52	950	762,211
Pennsylvania Turnpike Commission, RB Sub-Series B-1, 5.25%, 06/01/47	18,910	18,922,859
Series B, Subordinate, 4.00%, 12/01/51	3,000	2,387,076
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/30	2,620	2,718,011
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,145,890
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/30	1,200	1,256,238
Series A, (SAW), 5.00%, 09/01/31	1,000	1,041,695
Series A, (SAW), 5.00%, 09/01/32	1,200	1,245,359

		48,320,511

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertiable, Restructured, 4.33%, 07/01/40	1,919	1,614,320
Series A-1, Restructured, 4.50%, 07/01/34	4,365	3,955,847
Series A-1, Restructured, 4.75%, 07/01/53	1,069	894,261
Series A-1, Restructured, 5.00%, 07/01/58	8,412	7,196,643
Series A-2, Restructured, 4.78%, 07/01/58	488	404,675
Series A-2, Restructured, 4.33%, 07/01/40	12,484	10,593,048
Series B-1, Restructured, 4.75%, 07/01/53	749	623,440
Series B-2, Restructured, 4.78%, 07/01/58	726	598,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	12,336	8,574,235
Series A-1, Restructured, 0.00%, 07/01/33	1,464	792,389
Series A-1, Restructured, 0.00%, 07/01/46	7,903	1,715,125

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e) (continued)
Series B-1, Restructured, 0.00%, 07/01/27	$2,521	$1,978,312
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,074,792

		42,015,966

Rhode Island — 0.4%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,010,952
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,029,244
Rhode Island Student Loan Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/24	750	759,334

		3,799,530

South Carolina — 3.4%
Charleston County Airport District, ARB(d)
Series A, AMT, 5.50%, 07/01/23	7,170	7,262,744
Series A, AMT, 6.00%, 07/01/23	5,270	5,352,291
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	520	484,343
Series A, 5.00%, 05/01/37	4,480	4,486,353
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	5,630,630
Series A, 5.00%, 12/01/31	5,660	5,768,412
Series A, 5.00%, 12/01/32	200	202,979
Series A, 5.00%, 12/01/33	800	803,655

		29,991,407

Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	4,000	3,910,188
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.00%, 10/01/29	350	354,550
5.00%, 10/01/34	450	448,337

		4,713,075

Texas — 9.5%
Belton Independent School District, GO, (PSF), 4.00%, 02/15/52	3,000	2,581,077
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	4,911,636
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	700,064
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	410	403,426
Sub-Series A, AMT, 5.00%, 07/01/31	1,430	1,448,387
Sub-Series A, AMT, 5.00%, 07/01/32	1,515	1,526,669
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	395,416
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	2,720	2,262,931
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47	3,215	2,822,677
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/28	1,000	1,000,329

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	$3,735	$3,774,516
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	1,360	1,277,512
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	800	684,000
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/47	8,590	8,617,780
North Texas Tollway Authority, RB, Series A, 4.13%, 01/01/40	2,000	1,839,872
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/40	3,000	3,124,440
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,740	1,503,054
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,913,670
State of Texas, GO, Class A, 5.00%, 04/01/44	6,000	6,120,042
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	2,410	1,878,383
Series A, 5.00%, 07/01/53	1,485	1,397,192
Series B, 5.00%, 07/01/33	8,485	8,788,050
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	370,765
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/29	1,265	1,268,919
5.00%, 12/15/32	1,950	1,928,612
Texas Water Development Board RB, 4.00%, 10/15/54	8,000	6,737,872
Texas Water Development Board, RB
4.45%, 10/15/36	1,155	1,174,215
5.25%, 10/15/46	4,780	4,925,374
4.00%, 10/15/51	2,000	1,733,556
Series B, 4.00%, 10/15/43	5,000	4,557,860

		82,668,296

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/34	3,500	3,462,865
Utah Charter School Finance Authority, RB(c)
Series A, 3.63%, 06/15/29	370	335,971
Series A, 5.00%, 06/15/49	320	271,347
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(c)	1,290	1,247,211
Utah State University, RB, Series B, (AGM), 4.00%, 12/01/45	3,000	2,574,090

		7,891,484

Vermont — 0.6%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,581,673

Washington — 1.0%
City of Bellevue Washington, Refunding GO, 4.00%, 12/01/42	1,250	1,128,360
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	2,591,475
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	1,730	1,492,156

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	$1,607	$1,375,859
Washington State Housing Finance Commission, Refunding RB(c)
5.00%, 01/01/27	1,560	1,580,818
5.00%, 01/01/28	750	754,443

		8,923,111

Wisconsin — 1.6%
Public Finance Authority, RB
5.00%, 04/01/30(c)	500	488,330
5.00%, 06/15/34	430	413,169
5.00%, 10/15/56(c)	385	306,842
Class A, 5.00%, 06/15/56(c)	1,000	743,969
Series A, 4.00%, 03/01/30(c)	445	411,320
Series A, 5.00%, 07/15/39(c)	165	141,875
Series A, 5.00%, 07/15/49(c)	630	499,934
Series A, 5.00%, 10/15/50(c)	1,695	1,379,711
Series A, 5.00%, 07/15/54(c)	300	231,400
AMT, 4.00%, 09/30/51	1,595	1,123,556
AMT, 4.00%, 03/31/56	1,520	1,031,787
Public Finance Authority, Refunding RB
4.00%, 09/01/29(c)	130	112,936
5.00%, 09/01/49(c)	520	410,026
Series B, AMT, 5.25%, 07/01/28	4,765	4,776,369
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	2,720	2,186,646

		14,257,870

Total Municipal Bonds — 153.1% (Cost: $1,449,475,139)		1,334,952,966

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.1%
City of Los Angeles Department of Airports, RB, AMT, 5.00%, 05/15/46	12,170	11,757,606
Ontario Public Financing Authority, RB, (AGM), 5.00%, 11/01/52	6,000	6,204,416

		17,962,022

Georgia — 1.6%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52(a)	14,235	14,053,939

Illinois — 1.4%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	11,937,215

Michigan — 3.9%
Ascension Health, 5.00%, 11/15/47	10,000	9,653,430
Michigan Finance Authority, Refunding RB
5.00%, 12/01/45	15,520	15,149,576
Series A, 4.00%, 12/01/40	10,100	8,800,438

		33,603,444

Security	Par (000)	Value

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	$9,062	$8,877,151

New Jersey — 0.7%
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	3,840	3,693,276
Series BB, AMT, 3.70%, 10/01/28	2,975	2,861,362

		6,554,638

New York — 7.0%
City of New York, Refunding GO, Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,138,658
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	30,165	25,921,119
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, 5.00%, 08/01/36	9,444	9,736,699
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	5,505	5,656,499
Series EE, 4.00%, 03/15/42	10,000	8,932,660
Port Authority of New York & New Jersey, Refunding ARB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,023,826

		61,409,461

Pennsylvania — 1.0%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	8,799,930

Washington — 1.7%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/34	15,000	15,095,850

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.4%
(Cost: $194,466,157)		178,293,650

Total Long-Term Investments — 173.5% (Cost: $1,643,941,296)		1,513,246,616

	Shares

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(j)(k)	22,696,935	22,694,666

Total Short-Term Securities — 2.6% (Cost: $22,694,666)		22,694,666

Total Investments — 176.1% (Cost: $1,666,635,962)		1,535,941,282

Other Assets Less Liabilities — 0.4%		3,161,068

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1)%		(105,622,622)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (64.4)%		(561,382,617)

Net Assets Applicable to Common Shares — 100.0%		$872,097,111

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024, is $3,811,448.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$5,321,995	$17,374,204	(a)	$—	$(1,533)	$—	$22,694,666	22,696,935	$16,317	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	516	12/20/22	$ 57,115	$2,837,154
U.S. Long Bond	595	12/20/22	71,921	6,963,258
5-Year U.S. Treasury Note	533	12/30/22	56,839	1,823,421

				$11,623,833

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,334,952,966	$—	$1,334,952,966
Municipal Bonds Transferred to Tender Option Bond Trusts	—	178,293,650	—	178,293,650
Short-Term Securities
Money Market Funds	22,694,666	—	—	22,694,666

	$22,694,666	$1,513,246,616	$—	$1,535,941,282

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$11,623,833	$—	$—	$11,623,833

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(105,244,239)	$—	$(105,244,239)
VRDP Shares at Liquidation Value	—	(561,700,000)	—	(561,700,000)

	$—	$(666,944,239)	$—	$(666,944,239)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

11